Private Placement (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 09, 2022	Jun. 30, 2024	Dec. 31, 2023
Private Placement [Member]
Private Placement (Details) [Line Items]
Number of shares issued	634,375	634,375	634,375
Sale of stock price per share (in Dollars per share)	$ 10	$ 10	$ 10
Gross proceeds from private placement (in Dollars)	$ 6,343,750	$ 6,343,750	$ 6,343,750
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Number of shares issued	63,000	63,000	63,000